Net Assets and Investments (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 253,656,558	$ 214,011,393
Notes receivable from participants	2,366,554	2,205,448
Participant contributions receivable	0	252,679
Employer contributions receivable	0	213,856
Net assets available for benefits	256,023,112	216,683,376
Unfunded commitment	$ 0	0
Redemption restriction, period in effect	90 days
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 25,069,857	25,685,310
Common Stock | Murphy Oil Corporation
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	18,799,163	16,020,919
Common Stock | Murphy USA Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	6,270,694	9,664,391
Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	16,727,821	16,752,607
Self-directed brokerage fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,171,145	1,776,956
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 206,687,735	$ 169,796,520